united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

HCM Defender 100 Index ETF

(QQH) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-100/. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$680,464,425
  Number of Portfolio Holdings94
  Advisory Fee $2,493,199
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.1%
Exchange-Traded Funds	18.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
43.8%
Equity
19.0%
Communications
15.4%
Consumer Discretionary
10.9%
Consumer Staples
4.7%
Health Care
3.0%
Industrials
1.4%
Utilities
0.8%
Materials
0.8%
Energy
0.2%
Other Assets in Excess of Liabilities
0.0%*

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Energy	0.2%
Materials	0.8%
Utilities	0.8%
Industrials	1.4%
Health Care	3.0%
Consumer Staples	4.7%
Consumer Discretionary	10.9%
Communications	15.4%
Equity	19.0%
Technology	43.8%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	18.9%
NVIDIA Corporation	9.0%
Apple, Inc.	8.0%
Microsoft Corporation	7.0%
Meta Platforms, Inc., Class A	4.7%
Tesla, Inc.	4.6%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.3%
Netflix, Inc.	3.4%
Costco Wholesale Corporation	3.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Defender 100 Index ETF

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://howardcmfunds.com/fund/hcm-defender-100/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QQH

HCM Defender 500 Index ETF

(LGH) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-500/. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$579,639,772
  Number of Portfolio Holdings416
  Advisory Fee $2,119,528
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	19.1%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.9%
Equity
19.1%
Communications
9.9%
Consumer Discretionary
8.3%
Financials
7.8%
Health Care
7.8%
Industrials
5.1%
Consumer Staples
3.4%
Energy
2.2%
Utilities
1.4%
Materials
1.2%
Real Estate
1.1%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	1.1%
Materials	1.2%
Utilities	1.4%
Energy	2.2%
Consumer Staples	3.4%
Industrials	5.1%
Health Care	7.8%
Financials	7.8%
Consumer Discretionary	8.3%
Communications	9.9%
Equity	19.1%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	19.1%
NVIDIA Corporation	7.6%
Apple, Inc.	6.8%
Microsoft Corporation	6.2%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.3%
Alphabet, Inc., Class A	2.3%
Tesla, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Defender 500 Index ETF

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://howardcmfunds.com/fund/hcm-defender-500/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LGH

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Defender 100 Index ETF
QQH

HCM Defender 500 Index ETF
LGH

Semi-Annual Financial Statements
and Additional Information

December 31, 2025

1-770-642-4902
www.howardcmetfs.com

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.0%
	ADVERTISING & MARKETING - 0.4%
3,675	AppLovin Corporation, Class A(a)	$2,476,289
9,173	Trade Desk, Inc. (The), Class A(a)	348,207
		2,824,496
	AEROSPACE & DEFENSE - 0.2%
2,003	Axon Enterprise, Inc.(a)	1,137,564

	AUTOMOTIVE - 4.6%
70,179	Tesla, Inc.(a)	31,560,900

	BEVERAGES - 1.1%
4,451	Coca-Cola Europacific Partners plc	403,706
24,953	Keurig Dr Pepper, Inc.	698,934
14,918	Monster Beverage Corporation(a)	1,143,763
36,631	PepsiCo, Inc.	5,257,280
		7,503,683
	BIOTECH & PHARMA - 2.1%
2,822	Alnylam Pharmaceuticals, Inc.(a)	1,122,168
12,672	Amgen, Inc.	4,147,673
2,115	BioNTech S.E. - ADR(a)	201,348
29,812	Gilead Sciences, Inc.	3,659,125
2,375	Regeneron Pharmaceuticals, Inc.	1,833,191
6,804	Vertex Pharmaceuticals, Inc.(a)	3,084,661
		14,048,166
	CABLE & SATELLITE - 0.4%
1,965	Charter Communications, Inc., Class A(a)	410,194
82,616	Comcast Corporation, Class A	2,469,392
		2,879,586
	CHEMICALS - 0.8%
12,322	Linde PLC	5,253,978
3,564	Solstice Advanced Materials, Inc.(a)	173,139
		5,427,117
	COMMERCIAL SUPPORT SERVICES - 0.2%
7,382	Cintas Corporation	1,388,333

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.4%
14,176	Honeywell International, Inc.	$2,765,595

	E-COMMERCE DISCRETIONARY - 5.2%
134,259	Amazon.com, Inc.(a)	30,989,661
9,879	eBay, Inc.	860,461
983	MercadoLibre, Inc.(a)	1,980,018
14,034	PDD Holdings, Inc. - ADR(a)	1,591,315
		35,421,455
	ELECTRIC UTILITIES - 0.8%
12,250	American Electric Power Company, Inc.	1,412,548
5,734	Constellation Energy Corporation	2,025,650
23,109	Exelon Corporation	1,007,321
13,500	Xcel Energy, Inc.	997,110
		5,442,629
	ENTERTAINMENT CONTENT - 0.1%
4,833	Electronic Arts, Inc.	987,527

	FOOD - 0.3%
29,005	Mondelez International, Inc., Class A	1,561,339
17,638	The Kraft Heinz Company	427,722
		1,989,061
	INDUSTRIAL SUPPORT SERVICES - 0.1%
25,106	Fastenal Company	1,007,504

	INTERNET MEDIA & SERVICES - 13.7%
9,094	Airbnb, Inc., Class A(a)	1,234,238
52,605	Alphabet, Inc., Class A	16,465,365
51,869	Alphabet, Inc., Class C	16,276,492
689	Booking Holdings, Inc.	3,689,822
4,677	DoorDash, Inc., Class A(a)	1,059,247
48,013	Meta Platforms, Inc., Class A	31,692,900
243,684	Netflix, Inc.(a)	22,847,812
		93,265,876

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5%
4,802	Marriott International Inc, Class A	$1,489,772
25,591	Starbucks Corporation	2,155,019
		3,644,791
	MEDICAL EQUIPMENT & DEVICES - 1.0%
7,028	Dexcom, Inc.(a)	466,448
9,875	GE HealthCare Technologies, Inc.	809,948
1,626	IDEXX Laboratories, Inc.(a)	1,100,038
7,459	Intuitive Surgical, Inc.(a)	4,224,479
		6,600,913
	OIL & GAS PRODUCERS - 0.1%
4,074	Diamondback Energy, Inc.	612,444

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
21,845	Baker Hughes Company	994,822

	RETAIL - CONSUMER STAPLES - 3.3%
25,651	Costco Wholesale Corporation	22,119,883

	RETAIL - DISCRETIONARY - 0.5%
19,746	O’Reilly Automotive, Inc.(a)	1,801,033
6,988	Ross Stores, Inc.	1,258,818
		3,059,851
	SEMICONDUCTORS - 20.3%
50,806	Advanced Micro Devices, Inc.(a)	10,880,613
10,297	Analog Devices, Inc.	2,792,546
17,183	Applied Materials, Inc.	4,415,859
84,486	Broadcom, Inc.	29,240,605
92,911	Intel Corporation(a)	3,428,416
2,909	KLA Corporation	3,534,668
27,125	Lam Research Corporation	4,643,258
19,730	Marvell Technology, Inc.	1,676,655
11,147	Microchip Technology, Inc.	710,287
22,230	Micron Technology, Inc.	6,344,664
329,542	NVIDIA Corporation	61,459,584

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.0% (Continued)
	SEMICONDUCTORS - 20.3% (Continued)
5,533	NXP Semiconductors N.V.	$1,200,993
24,969	QUALCOMM, Inc.	4,270,947
19,543	Texas Instruments, Inc.	3,390,515
		137,989,610
	SOFTWARE - 13.0%
9,482	Adobe, Inc.(a)	3,318,605
3,814	Atlassian Corporation, Class A(a)	618,402
4,499	Autodesk, Inc.(a)	1,331,749
5,991	Cadence Design Systems, Inc.(a)	1,872,667
5,125	Crowdstrike Holdings, Inc., Class A(a)	2,402,395
6,431	Datadog, Inc., Class A(a)	874,552
14,854	Fortinet, Inc.(a)	1,179,556
5,787	Intuit, Inc.	3,833,425
98,431	Microsoft Corporation	47,603,200
104,283	Palantir Technologies, Inc., Class A(a)	18,536,303
14,424	Palo Alto Networks, Inc.(a)	2,656,901
2,243	Roper Technologies, Inc.	998,427
3,684	Strategy, Inc., Class A(a)	559,784
3,901	Synopsys, Inc.(a)	1,832,378
4,448	Workday, Inc., Class A(a)	955,341
		88,573,685
	TECHNOLOGY HARDWARE - 9.6%
201,030	Apple, Inc.	54,652,016
118,299	Cisco Systems, Inc.	9,112,572
7,634	Western Digital Corporation	1,315,109
		65,079,697
	TECHNOLOGY SERVICES - 0.9%
8,775	Automatic Data Processing, Inc.	2,257,192
10,067	Cognizant Technology Solutions Corporation, Class A	835,561
9,833	CoStar Group, Inc.(a)	661,171
6,931	Paychex, Inc.	777,520
21,354	PayPal Holdings, Inc.	1,246,647
2,906	Verisk Analytics, Inc.	650,043
		6,428,134

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.0% (Continued)
	TELECOMMUNICATIONS - 0.7%
22,019	T-Mobile US, Inc.	$4,470,738

	TRANSPORTATION & LOGISTICS - 0.3%
41,389	CSX Corporation	1,500,351
3,772	Old Dominion Freight Line, Inc.	591,450
		2,091,801
	TRANSPORTATION EQUIPMENT - 0.2%
11,525	PACCAR, Inc.	1,262,103

	WHOLESALE - DISCRETIONARY - 0.1%
18,579	Copart, Inc.(a)	727,368

	TOTAL COMMON STOCKS (Cost $398,339,596)	551,305,332

	EXCHANGE-TRADED FUND — 19.0%
	EQUITY – 19.0%
2,445,634	ProShares UltraPro QQQ (Cost $77,096,147)	128,933,824

	TOTAL INVESTMENTS - 100.0% (Cost $475,435,743)	$680,239,156
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	225,269
	NET ASSETS - 100.0%	$680,464,425

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1%
	ADVERTISING & MARKETING - 0.3%
2,420	AppLovin Corporation, Class A(a)	$1,630,644
1,164	Omnicom Group, Inc.	93,993
2,977	Trade Desk, Inc. (The), Class A(a)	113,007
		1,837,644
	AEROSPACE & DEFENSE - 1.5%
450	Axon Enterprise, Inc.(a)	255,569
5,117	Boeing Company (The)(a)	1,111,003
1,469	General Dynamics Corporation	494,554
7,710	General Electric Company	2,374,910
2,275	Howmet Aerospace, Inc.	466,421
1,220	L3Harris Technologies, Inc.	358,155
1,785	Lockheed Martin Corporation, Class B	863,351
1,008	Northrop Grumman Corporation	574,772
10,021	RTX Corporation	1,837,851
383	TransDigm Group, Inc.	509,333
		8,845,919
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,054	Deckers Outdoor Corporation(a)	109,268
7,554	NIKE, Inc., Class B	481,266
		590,534
	ASSET MANAGEMENT - 1.0%
633	Ameriprise Financial, Inc.	310,385
2,664	Apollo Global Management, Inc.	385,641
1,064	Ares Management Corporation, Class A	171,974
1,148	Blackrock, Inc.	1,228,749
5,097	Blackstone, Inc.	785,652
11,115	Charles Schwab Corporation (The)	1,110,500
4,471	KKR & Company, Inc.	569,963
516	LPL Financial Holdings, Inc.	184,300
1,215	Raymond James Financial, Inc.	195,117
6,937	Robinhood Markets, Inc., Class A(a)	784,575
1,440	T Rowe Price Group, Inc.	147,427
		5,874,283

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	AUTOMOTIVE - 2.3%
26,113	Ford Motor Company	$342,603
7,566	General Motors Company	615,267
27,643	Tesla, Inc.(a)	12,431,610
		13,389,480
	BANKING – 2.9%
48,198	Bank of America Corporation	2,650,890
13,723	Citigroup, Inc.	1,601,337
3,434	Citizens Financial Group, Inc.	200,580
4,806	Fifth Third Bancorp	224,969
8,827	Huntington Bancshares Inc	153,148
24,016	JPMorgan Chase & Company	7,738,435
8,640	KeyCorporation	178,330
1,000	M&T Bank Corporation	201,480
2,680	PNC Financial Services Group, Inc. (The)	559,396
6,303	Regions Financial Corporation	170,811
9,060	Truist Financial Corporation	445,843
9,594	US Bancorp	511,936
24,423	Wells Fargo & Company	2,276,224
		16,913,379
	BEVERAGES - 0.8%
30,131	Coca-Cola Company (The)	2,106,459
939	Constellation Brands, Inc., Class A	129,544
7,896	Keurig Dr Pepper, Inc.	221,167
4,449	Monster Beverage Corporation(a)	341,105
10,912	PepsiCo, Inc.	1,566,090
		4,364,365
	BIOTECH & PHARMA - 4.5%
14,277	AbbVie, Inc.	3,262,152
858	Alnylam Pharmaceuticals, Inc.(a)	341,184
4,439	Amgen, Inc.	1,452,929
1,137	Biogen, Inc.(a)	200,101
16,209	Bristol-Myers Squibb Company	874,313
8,871	Eli Lilly & Company	9,533,487
10,136	Gilead Sciences, Inc.	1,244,093

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
18,721	Johnson & Johnson	$3,874,311
21,296	Merck & Company, Inc.	2,241,617
45,126	Pfizer, Inc.	1,123,637
727	Regeneron Pharmaceuticals, Inc.	561,149
2,312	Vertex Pharmaceuticals, Inc.(a)	1,048,168
3,066	Zoetis, Inc.	385,764
		26,142,905
	CABLE & SATELLITE - 0.2%
654	Charter Communications, Inc., Class A(a)	136,523
28,583	Comcast Corporation, Class A	854,345
		990,868
	CHEMICALS - 0.7%
1,500	Air Products and Chemicals, Inc.	370,530
4,050	Corteva, Inc.	271,472
4,589	Dow, Inc.	107,291
2,690	DuPont de Nemours, Inc.	108,138
1,578	Ecolab, Inc.	414,257
1,794	International Flavors & Fragrances, Inc.	120,898
3,649	Linde PLC	1,555,896
1,636	PPG Industries, Inc.	167,625
1,331	Qnity Electronics, Inc.	108,676
1,520	Sherwin-Williams Company (The)	492,526
1,235	Solstice Advanced Materials, Inc.(a)	59,996
		3,777,305
	COMMERCIAL SUPPORT SERVICES - 0.2%
2,274	Cintas Corporation	427,671
1,419	Republic Services, Inc.	300,729
2,666	Waste Management, Inc.	585,747
		1,314,147
	CONSTRUCTION MATERIALS - 0.2%
4,766	CRH PLC	594,797
411	Martin Marietta Materials, Inc.	255,913
829	Vulcan Materials Company	236,447
		1,087,157

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	CONTAINERS & PACKAGING - 0.0%(b)
1,989	International Paper Company	$78,347
725	Packaging Corporation of America	149,516
		227,863
	DATA CENTER REIT - 0.1%
2,135	Digital Realty Trust, Inc.	330,306
664	Equinix, Inc.	508,730
		839,036
	DIVERSIFIED INDUSTRIALS - 0.6%
3,481	3M Company	557,308
1,016	Dover Corporation	198,364
3,587	Emerson Electric Company	476,067
4,993	Honeywell International, Inc.	974,084
2,011	Illinois Tool Works, Inc.	495,309
831	Parker-Hannifin Corporation	730,416
		3,431,548
	E-COMMERCE DISCRETIONARY - 3.8%
95,331	Amazon.com, Inc.(a)	22,004,301
3,152	eBay, Inc.	274,539
		22,278,840
	ELECTRIC UTILITIES - 1.3%
1,450	Alliant Energy Corporation	94,265
1,812	Ameren Corporation	180,946
3,801	American Electric Power Company, Inc.	438,293
4,698	CenterPoint Energy, Inc.	180,121
1,829	CMS Energy Corporation	127,902
2,484	Consolidated Edison, Inc.	246,711
1,811	Constellation Energy Corporation	639,772
5,689	Dominion Energy, Inc.	333,319
1,313	DTE Energy Company	169,351
5,192	Duke Energy Corporation	608,554
2,371	Edison International	142,307
2,687	Entergy Corporation	248,359
2,129	Eversource Energy	143,346
6,894	Exelon Corporation	300,509

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	ELECTRIC UTILITIES - 1.3% (Continued)
4,205	FirstEnergy Corporation	$188,258
15,630	NextEra Energy, Inc.	1,254,777
15,592	PG&E Corporation	250,563
4,995	PPL Corporation	174,925
3,380	Public Service Enterprise Group, Inc.	271,414
4,134	Sempra	364,991
8,377	Southern Company (The)	730,474
2,069	WEC Energy Group, Inc.	218,197
3,817	Xcel Energy, Inc.	281,924
		7,589,278
	ELECTRICAL EQUIPMENT - 1.1%
1,557	AMETEK, Inc.	319,668
7,748	Amphenol Corporation, Class A	1,047,065
5,022	Carrier Global Corporation	265,362
2,899	Eaton Corporation PLC	923,360
2,558	Fortive Corporation	141,227
2,011	GE Vernova, Inc.	1,314,330
378	Hubbell, Inc.	167,874
3,905	Johnson Controls International plc	467,624
1,171	Keysight Technologies, Inc.(a)	237,935
2,760	Otis Worldwide Corporation	241,086
611	Rockwell Automation, Inc.	237,722
1,309	Trane Technologies PLC	509,463
1,332	Trimble, Inc.(a)	104,362
1,846	Vertiv Holdings Company, Class A	299,070
		6,276,148
	ENGINEERING & CONSTRUCTION - 0.1%
716	Jacobs Solutions, Inc.	94,841
954	Quanta Services, Inc.	402,646
		497,487
	ENTERTAINMENT CONTENT - 0.5%
1,434	Electronic Arts, Inc.	293,009
3,157	ROBLOX Corporation, Class A(a)	255,812
1,187	Take-Two Interactive Software, Inc.(a)	303,908

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	ENTERTAINMENT CONTENT - 0.5% (Continued)
11,860	Walt Disney Company (The)	$1,349,312
14,898	Warner Bros Discovery, Inc.(a)	429,360
		2,631,401
	FOOD - 0.2%
4,075	General Mills, Inc.	189,488
1,050	Hershey Company (The)	191,078
1,750	McCormick & Company, Inc.	119,193
8,666	Mondelez International, Inc., Class A	466,490
4,734	The Kraft Heinz Company	114,800
2,374	Tyson Foods, Inc., Class A	139,164
		1,220,213
	GAMING REIT - 0.0%(b)
7,073	VICI Properties, Inc.	198,893

	GAS & WATER UTILITIES - 0.1%
1,225	American Water Works Company, Inc.	159,863
1,092	Atmos Energy Corporation	183,051
		342,914
	HEALTH CARE FACILITIES & SERVICES - 1.2%
1,510	Cardinal Health, Inc.	310,305
1,233	Cencora, Inc.	416,446
3,583	Centene Corporation(a)	147,440
1,870	Cigna Group (The)	514,680
7,890	CVS Health Corporation	626,150
1,722	Elevance Health, Inc.	603,647
1,236	HCA Healthcare, Inc.	577,039
872	Humana, Inc.	223,345
1,158	IQVIA Holdings, Inc.(a)	261,025
525	Labcorp Holdings, Inc.	131,712
886	McKesson Corporation	726,777
761	Quest Diagnostics, Inc.	132,056
7,536	UnitedHealth Group, Inc.	2,487,710
		7,158,332

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	HEALTH CARE REIT - 0.2%
2,712	Ventas, Inc.	$209,855
4,202	Welltower, Inc.	779,932
		989,787
	HOME CONSTRUCTION - 0.1%
1,805	DR Horton, Inc.	259,974
1,634	Lennar Corporation, Class A	167,975
17	NVR, Inc.(a)	123,977
1,291	PulteGroup, Inc.	151,383
		703,309
	HOUSEHOLD PRODUCTS - 0.7%
1,930	Church & Dwight Company, Inc.	161,831
5,888	Colgate-Palmolive Company	465,269
1,448	Estee Lauder Companies, Inc. (The), Class A	151,635
13,026	Kenvue, Inc.	224,699
2,337	Kimberly-Clark Corporation	235,780
18,345	Procter & Gamble Company (The)	2,629,021
		3,868,235
	INDUSTRIAL REIT - 0.1%
6,363	Prologis, Inc.	812,301

	INDUSTRIAL SUPPORT SERVICES - 0.2%
7,882	Fastenal Company	316,305
397	United Rentals, Inc.	321,299
291	WW Grainger, Inc.	293,634
		931,238
	INFRASTRUCTURE REIT - 0.2%
3,687	American Tower Corporation, Class A	647,326
3,015	Crown Castle, Inc.	267,943
754	SBA Communications Corporation, Class A	145,846
		1,061,115
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
4,716	Bank of New York Mellon Corporation (The)	547,480
582	Cboe Global Markets, Inc.	146,082
2,691	CME Group, Inc.	734,858

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.1% (Continued)
1,290	Coinbase Global, Inc., Class A(a)	$291,721
2,284	Goldman Sachs Group, Inc. (The)	2,007,637
3,527	Intercontinental Exchange, Inc.	571,233
9,163	Morgan Stanley	1,626,707
2,833	Nasdaq, Inc.	275,169
1,336	Northern Trust Corporation	182,484
1,904	State Street Corporation	245,635
		6,629,006
	INSURANCE - 2.3%
3,330	Aflac, Inc.	367,199
1,748	Allstate Corporation (The)	363,846
4,358	American International Group, Inc.	372,827
1,234	Aon PLC, Class A	435,454
2,361	Arch Capital Group Ltd.(a)	226,467
1,570	Arthur J. Gallagher & Company	406,300
12,176	Berkshire Hathaway, Inc., Class B(a)	6,120,267
1,590	Brown & Brown, Inc.	126,723
3,076	Chubb Ltd.	960,082
901	Cincinnati Financial Corporation	147,151
1,737	Hartford Insurance Group, Inc. (The)	239,359
88	Markel Group, Inc.(a)	189,169
3,695	Marsh & McLennan Companies, Inc.	685,496
4,004	MetLife, Inc.	316,076
1,701	Principal Financial Group, Inc.	150,045
4,410	Progressive Corporation (The)	1,004,246
2,573	Prudential Financial, Inc.	290,440
1,472	Travelers Companies, Inc. (The)	426,968
1,835	W R Berkley Corporation	128,670
707	Willis Towers Watson PLC	232,320
		13,189,105
	INTERNET MEDIA & SERVICES - 8.4%
2,836	Airbnb, Inc., Class A(a)	384,902
42,897	Alphabet, Inc., Class A	13,426,761
42,811	Alphabet, Inc., Class C	13,434,092

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	INTERNET MEDIA & SERVICES - 8.4% (Continued)
238	Booking Holdings, Inc.	$1,274,569
2,456	DoorDash, Inc., Class A(a)	556,235
786	Expedia Group, Inc.	222,682
979	GoDaddy, Inc., Class A(a)	121,474
22,092	Meta Platforms, Inc., Class A	14,582,708
31,530	Netflix, Inc.(a)	2,956,253
3,163	Pinterest, Inc., Class A(a)	81,890
15,097	Uber Technologies, Inc.(a)	1,233,576
623	VeriSign, Inc.	151,358
		48,426,500
	LEISURE FACILITIES & SERVICES - 0.8%
8,640	Chipotle Mexican Grill, Inc.(a)	319,680
887	Darden Restaurants, Inc.	163,226
1,460	Hilton Worldwide Holdings, Inc.	419,385
2,207	Las Vegas Sands Corporation	143,654
1,544	Marriott International Inc, Class A	479,011
5,554	McDonald’s Corporation	1,697,468
1,534	Royal Caribbean Cruises Ltd.	427,863
7,641	Starbucks Corporation	643,449
1,806	Yum! Brands, Inc.	273,212
		4,566,948
	MACHINERY - 0.6%
3,427	Caterpillar, Inc.	1,963,225
1,819	Deere & Company	846,872
2,828	Ingersoll Rand, Inc.	224,034
1,374	Veralto Corporation	137,098
1,440	Xylem Inc	196,099
		3,367,328
	MEDICAL EQUIPMENT & DEVICES - 2.0%
13,002	Abbott Laboratories	1,629,021
2,040	Agilent Technologies, Inc.	277,583
2,374	Becton Dickinson and Company	460,722
11,166	Boston Scientific Corporation(a)	1,064,678
5,050	Danaher Corporation	1,156,046

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
2,100	Dexcom, Inc.(a)	$139,377
4,158	Edwards Lifesciences Corporation(a)	354,470
3,149	GE HealthCare Technologies, Inc.	258,281
1,615	Hologic, Inc.(a)	120,301
450	IDEXX Laboratories, Inc.(a)	304,439
507	Insulet Corporation(a)	144,110
2,550	Intuitive Surgical, Inc.(a)	1,444,218
10,144	Medtronic PLC	974,433
112	Mettler-Toledo International, Inc.(a)	156,149
902	ResMed, Inc.	217,265
591	STERIS plc	149,830
2,322	Stryker Corporation	816,113
3,054	Thermo Fisher Scientific, Inc.	1,769,639
380	Waters Corporation(a)	144,335
408	West Pharmaceutical Services, Inc.	112,257
1,404	Zimmer Biomet Holdings, Inc.	126,248
		11,819,515
	METALS & MINING - 0.2%
9,552	Freeport-McMoRan, Inc.	485,146
7,596	Newmont Corporation	758,461
		1,243,607
	OIL & GAS PRODUCERS - 2.0%
1,496	Cheniere Energy, Inc.	290,807
15,095	Chevron Corporation	2,300,629
10,051	ConocoPhillips	940,874
5,851	Coterra Energy, Inc.	153,998
4,207	Devon Energy Corporation	154,102
1,327	Diamondback Energy, Inc.	199,488
4,052	EOG Resources, Inc.	425,501
3,341	EQT Corporation	179,078
34,536	Exxon Mobil Corporation	4,156,062
13,168	Kinder Morgan, Inc.	361,988
2,089	Marathon Petroleum Corporation	339,734
5,443	Occidental Petroleum Corporation	223,816

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	OIL & GAS PRODUCERS - 2.0% (Continued)
4,369	ONEOK, Inc.	$321,122
2,866	Phillips 66	369,829
1,662	Targa Resources Corporation	306,639
480	Texas Pacific Land Corporation	137,866
2,202	Valero Energy Corporation	358,464
8,602	Williams Companies, Inc. (The)	517,066
		11,737,063
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
6,111	Baker Hughes Company	278,295
6,636	Halliburton Company	187,533
9,107	SLB Ltd.	349,527
		815,355
	REAL ESTATE SERVICES - 0.1%
2,125	CBRE Group, Inc., Class A(a)	341,679

	RENEWABLE ENERGY - 0.0%(b)
666	First Solar, Inc.(a)	173,979

	RESIDENTIAL REIT - 0.1%
863	AvalonBay Communities, Inc.	156,471
2,543	Equity Residential	160,311
467	Essex Property Trust, Inc.	122,205
3,864	Invitation Homes, Inc.	107,381
818	Mid-America Apartment Communities, Inc.	113,628
709	Sun Communities, Inc.	87,852
		747,848
	RETAIL - CONSUMER STAPLES - 1.3%
3,398	Costco Wholesale Corporation	2,930,231
1,453	Dollar General Corporation	192,915
1,049	Dollar Tree, Inc.(a)	129,037
4,351	Kroger Company (The)	271,850
3,220	Target Corporation	314,755
32,897	Walmart, Inc.	3,665,056
		7,503,844

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	RETAIL - DISCRETIONARY - 1.2%
102	AutoZone, Inc.(a)	$345,933
762	Genuine Parts Company	93,696
7,489	Home Depot, Inc. (The)	2,576,964
4,392	Lowe’s Companies, Inc.	1,059,175
5,887	O’Reilly Automotive, Inc.(a)	536,953
2,183	Ross Stores, Inc.	393,246
8,747	TJX Companies, Inc. (The)	1,343,627
3,483	Tractor Supply Company	174,185
333	Ulta Beauty, Inc.(a)	201,468
		6,725,247
	RETAIL REIT - 0.1%
6,365	Realty Income Corporation	358,795
2,186	Simon Property Group, Inc.	404,650
		763,445
	SELF-STORAGE REIT - 0.1%
1,512	Extra Space Storage, Inc.	196,893
1,035	Public Storage	268,583
		465,476
	SEMICONDUCTORS - 12.8%
11,750	Advanced Micro Devices, Inc.(a)	2,516,380
3,505	Analog Devices, Inc.	950,556
5,988	Applied Materials, Inc.	1,538,856
45,342	Broadcom, Inc.	15,692,866
27,755	Intel Corporation(a)	1,024,160
881	KLA Corporation	1,070,485
8,288	Lam Research Corporation	1,418,740
6,139	Marvell Technology, Inc.	521,692
3,622	Microchip Technology, Inc.	230,794
6,812	Micron Technology, Inc.	1,944,213
270	Monolithic Power Systems, Inc.	244,717
235,583	NVIDIA Corporation	43,936,229
3,400	ON Semiconductor Corporation(a)	184,110
8,568	QUALCOMM, Inc.	1,465,556

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	SEMICONDUCTORS - 12.8% (Continued)
6,737	Texas Instruments, Inc.	$1,168,802
		73,908,156
	SOFTWARE - 9.1%
3,254	Adobe, Inc.(a)	1,138,867
1,269	Atlassian Corporation, Class A(a)	205,756
1,391	Autodesk, Inc.(a)	411,750
1,884	Cadence Design Systems, Inc.(a)	588,901
2,153	Cloudflare, Inc., Class A(a)	424,464
1,768	Crowdstrike Holdings, Inc., Class A(a)	828,768
2,042	Datadog, Inc., Class A(a)	277,692
4,592	Fortinet, Inc.(a)	364,651
3,148	Gen Digital, Inc.	85,594
327	HubSpot, Inc.(a)	131,225
1,975	Intuit, Inc.	1,308,280
73,716	Microsoft Corporation	35,650,532
490	MongoDB, Inc.(a)	205,648
11,864	Oracle Corporation	2,312,412
15,075	Palantir Technologies, Inc., Class A(a)	2,679,581
5,014	Palo Alto Networks, Inc.(a)	923,579
811	PTC, Inc.(a)	141,284
688	Roper Technologies, Inc.	306,249
6,838	Salesforce, Inc.	1,811,455
7,550	ServiceNow, Inc.(a)	1,156,585
2,041	Snowflake, Inc.(a)	447,714
1,152	SS&C Technologies Holdings, Inc.	100,708
1,184	Synopsys, Inc.(a)	556,148
235	Tyler Technologies, Inc.(a)	106,678
936	Veeva Systems, Inc., Class A(a)	208,943
1,382	Workday, Inc., Class A(a)	296,826
1,660	Zoom Video Communications, Inc.(a)	143,241
		52,813,531
	SPECIALTY FINANCE - 0.5%
3,950	American Express Company	1,461,302
4,246	Capital One Financial Corporation	1,029,061

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	SPECIALTY FINANCE - 0.5% (Continued)
2,407	Synchrony Financial	$200,816
		2,691,179
	SPECIALTY REIT - 0.0%(b)
1,824	Iron Mountain, Inc.	151,301

	STEEL - 0.1%
1,539	Nucor Corporation	251,027
1,021	Steel Dynamics, Inc.	173,008
		424,035
	TECHNOLOGY HARDWARE - 7.8%
144,886	Apple, Inc.	39,388,707
6,595	Arista Networks, Inc.(a)	864,143
29,219	Cisco Systems, Inc.	2,250,740
4,932	Corning, Inc.	431,846
1,846	Dell Technologies, Inc., Class C	232,374
1,172	Garmin Ltd.	237,740
7,935	Hewlett Packard Enterprise Company	190,599
6,796	HP, Inc.	151,415
577	Jabil, Inc.	131,568
1,188	Motorola Solutions, Inc.	455,384
1,414	NetApp, Inc.	151,425
918	Seagate Technology Holdings PLC	252,808
4,163	Super Micro Computer, Inc.(a)	121,851
271	Teledyne Technologies Incorporated(a)	138,408
2,003	Western Digital Corporation	345,057
		45,344,065
	TECHNOLOGY SERVICES - 3.2%
4,603	Accenture PLC, Class A	1,234,985
3,058	Automatic Data Processing, Inc.	786,609
4,462	Block, Inc.(a)	290,432
755	Broadridge Financial Solutions, Inc.	168,493
730	CDW Corp	99,426
3,383	Cognizant Technology Solutions Corporation, Class A	280,789
408	Corpay, Inc.(a)	122,779

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	TECHNOLOGY SERVICES - 3.2% (Continued)
2,929	CoStar Group, Inc.(a)	$196,946
819	Equifax, Inc.	177,707
138	Fair Isaac Corporation(a)	233,306
3,441	Fidelity National Information Services, Inc.	228,689
4,409	Fiserv, Inc.(a)	296,153
501	Gartner, Inc.(a)	126,392
1,665	Global Payments, Inc.	128,871
6,665	International Business Machines Corporation	1,974,240
856	Leidos Holdings, Inc.	154,422
5,962	Mastercard, Inc., Class A	3,403,587
1,032	Moody’s Corporation	527,197
475	MSCI, Inc.	272,522
2,071	Paychex, Inc.	232,325
6,380	PayPal Holdings, Inc.	372,464
2,279	S&P Global, Inc.	1,190,983
1,027	TransUnion	88,065
860	Verisk Analytics, Inc.	192,373
15,970	Visa, Inc., Class A	5,600,838
		18,380,593
	TELECOMMUNICATIONS - 0.6%
55,130	AT&T, Inc.	1,369,429
3,589	T-Mobile US, Inc.	728,711
31,814	Verizon Communications, Inc.	1,295,784
		3,393,924
	TIMBER REIT - 0.0%(b)
5,161	Weyerhaeuser Company	122,264

	TOBACCO & CANNABIS - 0.4%
12,631	Altria Group, Inc.	728,303
11,713	Philip Morris International, Inc.	1,878,766
		2,607,069
	TRANSPORTATION & LOGISTICS - 0.7%
12,350	CSX Corporation	447,688
3,713	Delta Air Lines, Inc.	257,682

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	TRANSPORTATION & LOGISTICS - 0.7% (Continued)
809	Expeditors International of Washington, Inc.	$120,549
1,422	FedEx Corporation	410,759
648	JB Hunt Transport Services, Inc.	125,932
1,588	Norfolk Southern Corporation	458,487
1,126	Old Dominion Freight Line, Inc.	176,557
2,874	Southwest Airlines Company	118,782
4,541	Union Pacific Corporation	1,050,425
1,687	United Airlines Holdings, Inc.(a)	188,640
5,096	United Parcel Service, Inc., Class B	505,472
		3,860,973
	TRANSPORTATION EQUIPMENT - 0.2%
867	Cummins, Inc.	442,560
3,438	PACCAR, Inc.	376,495
1,162	Westinghouse Air Brake Technologies Corporation	248,029
		1,067,084
	WHOLESALE - CONSUMER STAPLES - 0.1%
2,819	Archer-Daniels-Midland Company	162,064
3,117	Sysco Corporation	229,692
		391,756
	WHOLESALE - DISCRETIONARY - 0.0%(b)
5,782	Copart, Inc.(a)	226,365

	TOTAL COMMON STOCKS (Cost $334,666,004)	470,084,164

	EXCHANGE-TRADED FUND — 19.1%
	EQUITY - 19.1%
502,141	Direxion Daily S&P 500 Bull 3X (Cost $68,361,600)	110,777,326

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$—	(e)

	TOTAL INVESTMENTS - 100.2% (Cost $403,027,604)			$580,861,490
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(1,221,718)
	NET ASSETS - 100.0%			$579,639,772

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2025 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

(e)	Amount represents less than $1.

See accompanying notes to financial statements.

The HCM
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$475,435,743	$403,027,604
At fair value	$680,239,156	$580,861,490
Cash and cash equivalents	605,447	—
Dividends and interest receivable	117,559	205,228
Prepaid expenses	6,903	33,165
TOTAL ASSETS	680,969,065	581,099,883

LIABILITIES
Due to custodian	—	1,022,964
Investment advisory fees payable	432,661	376,796
Payable to related parties	30,534	23,135
Accrued expenses and other liabilities	41,445	37,216
TOTAL LIABILITIES	504,640	1,460,111
NET ASSETS	$680,464,425	$579,639,772

Net Assets Consist Of:
Paid in capital	$524,021,827	$440,216,195
Accumulated earnings	156,442,598	139,423,577
NET ASSETS	$680,464,425	$579,639,772

Net Asset Value Per Share:
Net Assets	$680,464,425	$579,639,772
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,800,000	9,350,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$77.33	$61.99

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $1,650 and $7,160, respectively)	$1,811,826	$2,675,346
Interest	8,243	13,403
TOTAL INVESTMENT INCOME	1,820,069	2,688,749

EXPENSES
Investment advisory fees	2,493,199	2,119,528
Administrative services	168,675	98,882
Custodian fees	24,179	31,877
Compliance officer fees	14,630	9,699
Printing and postage expenses	11,843	9,711
Audit fees	11,337	11,337
Legal fees	9,967	9,897
Trustees fees and expenses	8,236	8,194
Transfer agent fees	5,519	6,280
Insurance expense	3,024	2,760
Other expenses	5,475	5,839
TOTAL EXPENSES	2,756,084	2,314,004

NET INVESTMENT INCOME (LOSS)	(936,015)	374,745

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	18,333,275	4,317,549
Net realized gain on investments	18,108,068	5,855,170
Foreign currency transactions	(99)	—
	36,441,244	10,172,719
Net change in unrealized appreciation on investments	50,690,559	61,356,203

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	87,131,803	71,528,922

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,195,788	$71,903,667

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(936,015)	$1,661,008
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	36,441,244	14,727,519
Net change in unrealized appreciation on investments	50,690,559	33,275,745
Net increase in net assets resulting from operations	86,195,788	49,664,272

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,391,450)	(1,333,495)
Net decrease in net assets resulting from distributions to shareholders	(1,391,450)	(1,333,495)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	49,237,707	58,121,434
Cost of shares redeemed	(38,034,079)	(17,211,641)
Net increase in net assets resulting from shares of beneficial interest	11,203,628	40,909,793

TOTAL INCREASE IN NET ASSETS	96,007,966	89,240,570

NET ASSETS
Beginning of Period	584,456,459	495,215,889
End of Period	$680,464,425	$584,456,459

SHARE ACTIVITY
Shares Sold	650,000	900,000
Shares Redeemed	(500,000)	(300,000)
Net increase in shares of beneficial interest outstanding	150,000	600,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$374,745	$2,508,971
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	10,172,719	15,657,353
Net change in unrealized appreciation on investments	61,356,203	24,861,114
Net increase in net assets resulting from operations	71,903,667	43,027,438

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,218,755)	(1,755,910)
Net decrease in net assets resulting from distributions to shareholders	(2,218,755)	(1,755,910)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	29,329,808	74,892,504
Cost of shares redeemed	(9,055,162)	(24,367,263)
Net increase in net assets resulting from shares of beneficial interest	20,274,646	50,525,241

TOTAL INCREASE IN NET ASSETS	89,959,558	91,796,769

NET ASSETS
Beginning of Period	489,680,214	397,883,445
End of Period	$579,639,772	$489,680,214

SHARE ACTIVITY
Shares Sold	500,000	1,450,000
Shares Redeemed	(150,000)	(500,000)
Net increase in shares of beneficial interest outstanding	350,000	950,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value, beginning of period	$67.57		$61.52	$47.20	$36.94	$47.92	$30.21
Activity from investment operations:
Net investment income (loss) (1)	(0.11)		0.20	0.16	0.23	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	10.03		6.01	14.30	10.03	(10.80)	17.81
Total from investment operations	9.92		6.21	14.46	10.26	(10.98)	17.71
Less distributions from:
Net investment income	(0.16)		(0.16)	(0.14)	—	—	—
Total distributions	(0.16)		(0.16)	(0.14)	—	—	—
Net asset value, end of period	$77.33		$67.57	$61.52	$47.20	$36.94	$47.92
Total return (3)	14.69	% (6)	10.08%	30.70%	27.77%	(22.91)%	58.62%
Net assets, at end of period (000s)	$680,464		$584,456	$495,216	$328,057	$251,220	$208,433
Ratio of net expenses to average net assets (4)(5)	0.85%		0.86%	0.86%	0.89%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.29)%		0.31%	0.31%	0.61%	(0.37)%	(0.26)%
Portfolio Turnover Rate (2)	10	% (6)	165%	124%	45%	73%	5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021
Net asset value, beginning of period	$54.41		$49.43	$39.33	$34.69	$39.95		$25.15
Activity from investment operations:
Net investment income (1)	0.04		0.29	0.26	0.36	0.03		0.09
Net realized and unrealized gain (loss) on investments	7.78		4.90	10.10	4.48	(5.23)		14.79
Total from investment operations	7.82		5.19	10.36	4.84	(5.20)		14.88
Less distributions from:
Net investment income	(0.24)		(0.21)	(0.26)	(0.20)	(0.06)		(0.08)
Return of capital	—		—	—	—	(0.00	) (4)	—
Total distributions	(0.24)		(0.21)	(0.26)	(0.20)	(0.06)		(0.08)
Net asset value, end of period	$61.99		$54.41	$49.43	$39.33	$34.69		$39.95
Total return (3)	14.37	% (7)	10.49%	26.48%	14.06%	(13.05)%		59.23%
Net assets, at end of period (000s)	$579,640		$489,680	$397,883	$289,043	$260,205		$195,733
Ratio of net expenses to average net assets (5)(6)	0.84%		0.87%	0.89%	0.92%	0.89%		0.94%
Ratio of net investment income to average net assets (5)(6)	0.14%		0.58%	0.60%	1.03%	0.06%		0.27%
Portfolio Turnover Rate (2)	4	% (7)	151%	114%	59%	73%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents less than $0.005.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each Fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund’s operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740)       Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

(“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$551,305,332		$—	$—	$551,305,332
Exchange-Traded Fund	128,933,824		—	—	128,933,824
Total	$680,239,156		$—	$—	$680,239,156

HCM Defender 500 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$470,084,164		$—	$—	$470,084,164
Exchange-Traded Fund	110,777,326		—	—	110,777,326
Right	—	^	—	—	—
Total	$580,861,490		$—	$—	$580,861,490

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2023 through June 30, 2025, or expected to be taken in the Funds’ June 30, 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the six months ended December 31, 2025, QQH and LGH had a realized loss of $99 and $0 on foreign currency transactions, respectively.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$61,283,949	$62,727,991
LGH	$24,627,844	$23,865,992

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$47,638,264	$36,775,806
LGH	$28,782,427	$8,891,749

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the six months ended December 31, 2025, the Adviser earned $2,493,199, and $2,119,528 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Ticker Symbol	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
QQH	$500	2.00%*
LGH	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended June 30, 2025, and June 30, 2024, was as follows:

For the year ended June 30, 2025
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$1,333,495	$—	$—	$—	$1,333,495
HCM Defender 500 Index ETF	1,755,910	—	—	—	1,755,910

For the year ended June 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$992,525	$—	$—	$—	$992,525
HCM Defender 500 Index ETF	1,881,940	—	—	—	1,881,940

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

As of June 30, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$1,371,319	$—	$—	$(78,588,324)	$—	148,855,265	$71,638,260
HCM Defender 500 Index ETF	1,672,384	—	—	(42,556,827)	—	110,623,108	69,738,665

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies, and adjustments for C-Corporation return of capital distributions.

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$78,588,324	$—	$78,588,324	$5,256,164
HCM Defender 500 Index ETF	42,556,827	—	42,556,827	6,491,352

Permanent book and tax differences, primarily attributable to the tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$3,710,782	$(3,710,782)
HCM Defender 500 Index ETF	6,148,003	(6,148,003)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
HCM Defender 100 Index ETF	$475,435,743	$213,851,293	$(9,047,880)	$204,803,413
HCM Defender 500 Index ETF	403,027,604	182,622,136	(4,788,250)	177,833,886

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM ETFs
Additional Information (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-770-642-4902, by visiting https://howardcmfunds.com/ or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/09/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/09/26

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	03/09/26